Note 2 - Investment Securities - Gross Realized Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross realized gains	$ 0	$ 0	$ 4,257
Gross realized losses	(1,986)	0	(2,879)
Net realized (losses) gains	$ (1,986)	$ 0	$ 1,378